INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Insurance recoveries	$ 27.3	$ 0.6
Derivative (gain) loss	20.4	$ 22.9
Term Loan
Disclosure of detailed information about borrowings [line items]
Derivative (gain) loss	$ 21.6